Business combinations - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 2,119
Consideration paid (received)	978	$ 1,282
Cash and cash equivalents in subsidiary or businesses acquired or disposed	1,031	484
Identifiable assets acquired (liabilities assumed)		1,228
Interest and other income	2,773	$ 1,635	$ 1,103
Provisional [Member]
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)	2,848
Lightsource bp and bp Bunge Bioenergia
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	1,328
Consideration paid (received)	227
Cash and cash equivalents in subsidiary or businesses acquired or disposed	589
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	427
Lightsource bp | US
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	$ 498